Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, maximum term, years	10 years
Cash received from exercise of stock options	$ 735,000
Tax benefit realized from exercise of stock options	$ 205,000
Percentage of restricted stock/units vested during first year	0.40
Percentage of restricted stock/units vested during second and third years	0.30
Weighted average grant date fair value of performance shares and restricted stock/units granted | $ / shares		$ 63.09	$ 53.73
Total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized	$ 3,300,000